ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               100 MOTOR PARKWAY,
                            HAUPPAUGE, NEW YORK 11738
                                 1-800-256-9392


CHARLES M. SMITH, JR.                         Writer's Direct Dial 847 402-1790
Associate Counsel                             Facsimile: 847 402-3781



                                   May 2, 2006

BY EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: Allstate Life of New York Separate Account A ("Registrant") Post-Effective Amendment No. 2 ("Amendment") to
         Form N-4 Registration Statement ("Registration Statement") File Nos. 333-114627 and 811-07467; CIK No. 0000948255
         Rule 497 Filing

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.


                                Very truly yours,

                            /s/ CHARLES M. SMITH JR.
                            ------------------------
                                Charles M. Smith